LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2024
LEASE OBLIGATIONS
LEASE OBLIGATIONS

14— LEASE OBLIGATIONS

14-1     Financing leases

The Company leases certain of its equipment under finance leases. At December 31, 2024, the corresponding liability associated with this lease equipment amounts to €519 thousand for vehicles and other IT equipment.

Maturities of finance leases liabilities for the years ended December 31, 2024 and 2023 are as follows:

December 31,
2024
2025	187
2026	156
2027	112
2028	80
2029	14
2030 and thereafter	1
Total undiscounted minimum lease payments	550
Less: amount representing interest	(31)
Present value of minimum lease payments	519
Less: current portion	(168)
Long-term portion	350

December 31,
2023
2024	214
2025	170
2026	134
2027	86
2028	52
2029 and thereafter	2
Total undiscounted minimum lease payments	659
Less: amount representing interest	(33)
Present value of minimum lease payments	627
Less: current portion	(195)
Long-term portion	433

Interest paid under finance lease obligations was €18 thousand, €7 thousand and €12 thousand for the years ended December 31, 2024, 2023 and 2022 respectively.

The weighted average remaining lease term and the weighted average discount rate for finance leases were respectively 3.85 years and 3.37% at December 31, 2024 and 3.75 years and 3.67% at December 31, 2023.

14-2     Operating leases

Maturities of operating lease liabilities consist of the following amounts:

December 31,
2024
2025	999
2026	729
2027	645
2028	215
2029	—
2030 and thereafter	—
Total undiscounted minimum lease payments	2,588
Less: current portion	(999)
Long-term portion	1,589

December 31,
2023
2024	898
2025	485
2026	240
2027	157
2028	—
2029 and thereafter	—
Total undiscounted minimum lease payments	1,780
Less: current portion	(898)
Long-term portion	882

The weighted average remaining lease term and the weighted average discount rate for operating leases were respectively 3.12 years and 5.02% at December 31, 2024 and 2.35 years and 4.98% at December 31, 2023.

Total rent expenses under operating leases amounted to €1,321 thousand, €1,017 thousand and €912 thousand, for the years ended December 31, 2024, 2023 and 2022, respectively. These total rent expenses are related to office rentals, office equipment and car rentals.